Financial Instruments and Risk Management - Schedule of Assets and Liabilities Measured at Fair Value (Details) - Recurring Fair Value Measurement [Member] - USD ($)	Apr. 30, 2026	Oct. 31, 2025
Schedule of Assets and Liabilities Measured at Fair Value [Line Items]
Convertible loans		$ (1,760,066)
Derivative warrant liabilities	$ (2,135,753)	(2,369,195)
Quoted prices in active markets for identical instruments (Level 1) [Member]
Schedule of Assets and Liabilities Measured at Fair Value [Line Items]
Convertible loans
Derivative warrant liabilities
Significant other observable inputs (Level 2) [Member]
Schedule of Assets and Liabilities Measured at Fair Value [Line Items]
Convertible loans		(1,760,066)
Derivative warrant liabilities
Significant unobservable inputs (Level 3) [Member]
Schedule of Assets and Liabilities Measured at Fair Value [Line Items]
Convertible loans
Derivative warrant liabilities	(2,135,753)	(2,369,195)
Polyrizon shares [Member]
Schedule of Assets and Liabilities Measured at Fair Value [Line Items]
Short-term investment	2,306	886
Polyrizon shares [Member] | Quoted prices in active markets for identical instruments (Level 1) [Member]
Schedule of Assets and Liabilities Measured at Fair Value [Line Items]
Short-term investment	2,306	886
Polyrizon shares [Member] | Significant other observable inputs (Level 2) [Member]
Schedule of Assets and Liabilities Measured at Fair Value [Line Items]
Short-term investment
Polyrizon shares [Member] | Significant unobservable inputs (Level 3) [Member]
Schedule of Assets and Liabilities Measured at Fair Value [Line Items]
Short-term investment
Taurus Shares [Member]
Schedule of Assets and Liabilities Measured at Fair Value [Line Items]
Short-term investment	289,146	1,030,402
Taurus Shares [Member] | Quoted prices in active markets for identical instruments (Level 1) [Member]
Schedule of Assets and Liabilities Measured at Fair Value [Line Items]
Short-term investment	289,146	1,030,402
Taurus Shares [Member] | Significant other observable inputs (Level 2) [Member]
Schedule of Assets and Liabilities Measured at Fair Value [Line Items]
Short-term investment
Taurus Shares [Member] | Significant unobservable inputs (Level 3) [Member]
Schedule of Assets and Liabilities Measured at Fair Value [Line Items]
Short-term investment
Taurus Warrants [Member]
Schedule of Assets and Liabilities Measured at Fair Value [Line Items]
Short-term investment	67,464	631,119
Taurus Warrants [Member] | Quoted prices in active markets for identical instruments (Level 1) [Member]
Schedule of Assets and Liabilities Measured at Fair Value [Line Items]
Short-term investment
Taurus Warrants [Member] | Significant other observable inputs (Level 2) [Member]
Schedule of Assets and Liabilities Measured at Fair Value [Line Items]
Short-term investment
Taurus Warrants [Member] | Significant unobservable inputs (Level 3) [Member]
Schedule of Assets and Liabilities Measured at Fair Value [Line Items]
Short-term investment	67,464	$ 631,119
QXL Shares [Member]
Schedule of Assets and Liabilities Measured at Fair Value [Line Items]
Short-term investment	1,155,144
QXL Shares [Member] | Quoted prices in active markets for identical instruments (Level 1) [Member]
Schedule of Assets and Liabilities Measured at Fair Value [Line Items]
Short-term investment	1,155,144
QXL Shares [Member] | Significant other observable inputs (Level 2) [Member]
Schedule of Assets and Liabilities Measured at Fair Value [Line Items]
Short-term investment
QXL Shares [Member] | Significant unobservable inputs (Level 3) [Member]
Schedule of Assets and Liabilities Measured at Fair Value [Line Items]
Short-term investment
QXL Warrants [Member]
Schedule of Assets and Liabilities Measured at Fair Value [Line Items]
Short-term investment	663,400
QXL Warrants [Member] | Quoted prices in active markets for identical instruments (Level 1) [Member]
Schedule of Assets and Liabilities Measured at Fair Value [Line Items]
Short-term investment
QXL Warrants [Member] | Significant other observable inputs (Level 2) [Member]
Schedule of Assets and Liabilities Measured at Fair Value [Line Items]
Short-term investment
QXL Warrants [Member] | Significant unobservable inputs (Level 3) [Member]
Schedule of Assets and Liabilities Measured at Fair Value [Line Items]
Short-term investment	$ 663,400